Right of use assets - (Details 3) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	₨ 4,281,949	₨ 4,112,926
Less than one year
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	507,037	539,700
One to five years
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	1,163,309	1,410,626
More than five years
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	₨ 2,611,603	₨ 2,162,600